UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:    USAA Capital Corporation
Address: 9800 Fredericksburg Road
         San Antonio, Texas 78288

Form 13F File Number: 28-5802


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edwin McQuiston
Title: Senior Vice President - Treasurer
Phone: (210) 498-2296

Signature, Place, and Date of Signing:

/S/EDWIN MCQUISTON      San Antonio, Texas      August 10, 2010


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F  COMBINATION REPORT. (Check here if a portion  of the holdings for this
     reporting  manager  are  reported  in   this   report   and  a  portion are
     reported by other reporting  manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number          Name

     28-5810                         United Services Automobile Association